Convertible Notes Payable (Details Narrative) (10-K)			3 Months Ended		12 Months Ended
	Feb. 12, 2021 USD ($)	Mar. 18, 2020 shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Nov. 18, 2020 USD ($) $ / shares shares	Nov. 17, 2020 USD ($)	Oct. 23, 2020 USD ($)	Mar. 20, 2020 USD ($)
Interest expense			$ 15,142	$ 53,517	$ 274,857	$ 246,914
Amortization of debt discount			838,227	437,639	2,110,645	1,460,309
Debt instrument principal amount							$ 100,000
Repayments for related party			168,262	160,725	976,257	371,623
Loss on settlement of debt	$ 309,309		(227,501)	(54,000)	(82,337)	(1,271,329)
Outstanding notes			$ 1,873,093		572,495
Debt conversion price | $ / shares							$ 0.01
Number of warrants agreed to exchange | shares							617,682
Derivative liability			$ 100,000		947,175
Debt interest rate							5.00%
Convertible outstanding amount			96,551		1,243,768	3,212,786
Proceeds from convertible debt			100,000	497,250	1,502,250	676,000
Fair value of derivative liability			186,456		10,854,214
Loss on derivative			86,459		9,907,039
Granite Note [Member]
Debt instrument principal amount										$ 125,000
Granite Warrant [Member]
Debt converted into common stock, shares | shares		2,500,000
Exchange Note [Member]
Debt instrument principal amount					$ 325,000
Debt instrument maturity date					Sep. 30, 2021
Debt instrument description					Principal balance of $325,000, which includes all accrued and unpaid interest on the Granite Note; No further interest shall accrue so long as there is no event of default;
Debt conversion, description					Conversions into common stock under the Exchange Note shall be effected at the lowest closing stock price during the five (5) days preceding any conversion, with -0- discount and a conversion price not below $0.007;
Exchange Note [Member] | Minimum [Member]
Debt conversion price | $ / shares					$ 0.007
Agreement With Smea2z LLC [Member]
Debt instrument principal amount								$ 400,000	$ 220,000
Agreement With Smea2z LLC Two [Member]
Debt instrument principal amount									$ 608,850
Exchange Note Two [Member]
Debt conversion price | $ / shares					$ 0.0035
Debt instrument maturity date					Jun. 30, 2021
Debt conversion, description					Typical events of default for such a note, as well as a default in the event the closing price for the Company's common stock is less than $0.0035 for at least 5-consecutive days; and
CEO [Member]
Debt instrument principal amount					$ 81,000
Repayments for related party					135,000
Due to related party					135,000
Loss on settlement of debt					54,000
Convertible Note [Member]
Amortization of debt discount			305,441	$ 410,019
Debt converted into common stock			$ 1,340,150		$ 3,811,434
Debt converted into common stock, shares | shares			203,494,048		812,893,572
Derivative liability			$ 183,108		$ 10,548,012
Convertible Note [Member] | Lender [Member]
Debt instrument principal amount					150,000
Promissory Notes - Issued in Fiscal Year 2018 [Member]
Loss on settlement of debt						$ 1,206,329
Outstanding notes
Debt conversion, description						The conversion price shall be equal to 60% of the lesser of the lowest trading price of the Company's common stock for (i) the 20 days immediately preceding December 31, 2019 or (ii) the 20 days immediately preceding the date of conversion.
Debt interest rate						12.00%
Debt instrument maturity date, description						(i) January 12, 2020 or April 15, 2020 or (ii) any event of default under the note.
Promissory Notes - Issued in Fiscal Year 2018 [Member] | Minimum [Member]
Debt instrument term						4 months
Promissory Notes - Issued in Fiscal Year 2018 [Member] | Maximum [Member]
Debt instrument term						15 months
Promissory Notes - Issued in Fiscal Year 2019 [Member]
Debt instrument principal amount						$ 15,000
Outstanding notes
Debt conversion price | $ / shares						$ 0.005
Debt conversion, description						Conversion prices are typically based on the discounted (39% to 50% discount) average closing prices or lowest trading prices of the Company's shares during various periods prior to conversion.
Debt instrument term						12 months
Debt instrument maturity date, description						Convertible at the option of the holders at 4 months or 180 days after issuance date.
Debt instrument price rate						0.10
Convertible outstanding amount						$ 739,000
Original issue discounts and financing costs						63,000
Proceeds from convertible debt						$ 676,000
Promissory Notes - Issued in Fiscal Year 2019 [Member] | Minimum [Member]
Debt interest rate						10.00%
Debt instrument price rate						0.39
Promissory Notes - Issued in Fiscal Year 2019 [Member] | Maximum [Member]
Debt interest rate						12.00%
Debt instrument price rate						0.50
Promissory Notes - Issued in Fiscal Year 2020 [Member]
Debt instrument principal amount					15,000
Outstanding notes					$ 1,526,000
Debt conversion price | $ / shares					$ 0.01
Debt conversion, description					Conversion prices are typically based on the discounted (25% to 50% discount) average closing prices or lowest trading prices of the Company's shares during various periods prior to conversion. Certain note has a fixed conversion price ranging from $0.001 to $0.007. Certain note has a fixed conversion price of $0.5 for a first 5 months
Debt instrument maturity date, description					Convertible at the option of the holders at issuance date, after maturity date or 6 months after issuance date.
Debt instrument price rate					0.18
Convertible outstanding amount					$ 2,466,500
Promissory Notes - Issued in Fiscal Year 2020 [Member] | Minimum [Member]
Debt instrument term					5 months
Debt interest rate					0.00%
Promissory Notes - Issued in Fiscal Year 2020 [Member] | Maximum [Member]
Debt instrument term					60 months
Debt interest rate					25.00%
Interest Expense [Member]
Amortization of debt discount					$ 1,576,907	$ 1,460,309